SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) ¥ in Millions, $ in Millions								1 Months Ended	6 Months Ended	12 Months Ended
	May 28, 2018 USD ($)	Aug. 25, 2017	Jan. 27, 2017 USD ($) shares	Jan. 26, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 CNY (¥)	Feb. 01, 2016 USD ($)	Jan. 31, 2018 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Oct. 21, 2016 USD ($)
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies										$ 567	$ 537	$ 207
Impairment charges										(132)	(26)	(28)
Gain (loss) on disposal										126	(117)	377
Dividend income										91	54	59
Total										652	448	615
Impairment charges										132	26	28
Gain (loss) on disposal										$ 16	$ 18	23
Increase (decrease) in number of shares outstanding (in shares) | shares										(6,348,529)	420,644
EIMP
Disclosure of financial assets [line items]
Gain (loss) on disposal											$ 133
Proceeds from sales of investments other than investments accounted for using equity method											$ 44
Ownership interest in equity investment sold											21.00%
Hunan Valin
Disclosure of financial assets [line items]
Gain (loss) on disposal												$ 74
Ownership interest in equity investment sold												10.08%
Proceeds from disposal of available-for-sale financial assets					$ 165	¥ 1,103
Comvex
Disclosure of financial assets [line items]
Proportion of ownership interest in associate												28.24%
China Oriental
Disclosure of financial assets [line items]
Gain (loss) on disposal			$ (67)					$ (20)		$ (12)	$ (44)
Proportion of ownership interest in associate			39.02%	46.99%				37.02%		37.02%	39.02%	46.99%
Increase (decrease) in number of shares outstanding (in shares) | shares			586,284,000					192,000,000
Baffinland
Disclosure of financial assets [line items]
Gain (loss) on disposal											$ (22)
Proportion of ownership interest in associate										28.76%	31.07%	44.54%
Gestamp
Disclosure of financial assets [line items]
Gain (loss) on disposal							$ 329
Stalprodukt S.A.
Disclosure of financial assets [line items]
Gain (loss) on disposal									$ (26)
Proportion of ownership interest in associate									28.47%
Macsteel
Disclosure of financial assets [line items]
Gain (loss) on disposal										$ 142
Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Gain (loss) on disposal											$ (187)
Proportion of ownership interest in joint venture sold		50.00%									50.00%
Kalagadi Manganese (Propriety) Ltd | Top of range
Disclosure of financial assets [line items]
Disposal group, consideration													$ 150
Loans and receivables | Kalagadi Manganese (Propriety) Ltd
Disclosure of financial assets [line items]
Impairment charges												$ (14)
Impairment charges												14
Investments accounted for using equity method | Comvex
Disclosure of financial assets [line items]
Impairment charges												(14)
Impairment charges												$ 14
Associates | Loans and receivables
Disclosure of financial assets [line items]
Impairment charges											$ (17)
Impairment charges											17
Joint ventures | Loans and receivables
Disclosure of financial assets [line items]
Impairment charges											(9)
Impairment charges											$ 9
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Macsteel
Disclosure of financial assets [line items]
Impairment charges	$ (132)									(132)
Impairment charges	$ 132									$ 132